Investments & Sundry Assets	12 Months Ended
Dec. 31, 2021
Investments & Sundry Assets
Investments & Sundry Assets

NOTE P. INVESTMENTS & SUNDRY ASSETS

($ in millions)
At December 31:	2021	2020
Derivatives—noncurrent	$40	$151
Alliance investments
Equity method	159	170
Non-equity method	47	46
Long-term deposits	205	231
Other receivables	181	423
Employee benefit-related	210	237
Prepaid income taxes	743	777
Other assets	237	153
Total	$1,823	$2,187